United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: June 30, 2011

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	July 27, 2011

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		55

Form 13F Information Table Value Total:		$111,863,805.54




                                     	Class	        	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                          	Title	Symbol  	X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE

Berkshire Hathaway Cl B          	COM	BRKB          	16711	215935	0	0	SOLE	0	215935	0	0
Ford Motor Company               	COM	F             	8416	610287	0	0	SOLE	0	610287	0	0
Marathon Oil Corporation         	COM	MRO           	6133	116429	0	0	SOLE	0	116429	0	0
Chicos Fas Inc                   	COM	CHS           	4526	297150	0	0	SOLE	0	297150	0	0
Intl Business Machines Corp.     	COM	IBM           	4524	26370	0	0	SOLE	0	26370	0	0
Pfizer Incorporated              	COM	PFE           	4344	210894	0	0	SOLE	0	210894	0	0
Verizon Communications           	COM	VZ            	4261	114464	0	0	SOLE	0	114464	0	0
Gannett Co.                      	COM	GCI           	4054	283075	0	0	SOLE	0	283075	0	0
Partnerre Ltd                    	COM	PRE           	3635	52797	0	0	SOLE	0	52797	0	0
Intel Corp                       	COM	INTC          	3561	160713	0	0	SOLE	0	160713	0	0
Microsoft Corp                   	COM	MSFT          	3417	131419	0	0	SOLE	0	131419	0	0
Southwest Airlines Co            	COM	LUV           	3342	292618	0	0	SOLE	0	292618	0	0
Sprint Nextel Corporation        	COM	S             	3332	618142	0	0	SOLE	0	618142	0	0
Home Depot Inc                   	COM	HD            	3305	91246	0	0	SOLE	0	91246	0	0
General Electric Company         	COM	GE            	2761	146409	0	0	SOLE	0	146409	0	0
Auto Data Processing             	COM	ADP           	2447	46448	0	0	SOLE	0	46448	0	0
Merck & Co Inc New               	COM	MRK           	2261	64075	0	0	SOLE	0	64075	0	0
Sanofi Aventis Adr               	COM	80105N105     	2222	55323	0	0	SOLE	0	55323	0	0
Johnson & Johnson                	COM	JNJ           	2173	32663	0	0	SOLE	0	32663	0	0
A T & T Inc. New                 	COM	T             	2085	66376	0	0	SOLE	0	66376	0	0
Unumprovident Corp               	COM	UNM           	2070	81250	0	0	SOLE	0	81250	0	0
Bp P.L.C.                        	COM	BP            	1951	44048	0	0	SOLE	0	44048	0	0
J P Morgan Chase & Co.           	COM	JPM           	1641	40072	0	0	SOLE	0	40072	0	0
Whirlpool Corp                   	COM	WHR           	1523	18725	0	0	SOLE	0	18725	0	0
U S G Corporation New            	COM	USG           	1492	104050	0	0	SOLE	0	104050	0	0
Morgan Stanley                   	COM	MS            	1263	54886	0	0	SOLE	0	54886	0	0
Hewlett-Packard Company          	COM	HPQ           	1225	33643	0	0	SOLE	0	33643	0	0
Lowes Companies Incorporated     	COM	LOW           	1202	51570	0	0	SOLE	0	51570	0	0
Exxon Mobil Corporation          	COM	XOM           	1103	13554	0	0	SOLE	0	13554	0	0
Dell, Inc.                       	COM	DELL          	1067	64000	0	0	SOLE	0	64000	0	0
Proshs Ultrashort Lehman         	COM	TBT           	1057	30637	0	0	SOLE	0	30637	0	0
Apache Corp                      	COM	APA           	1048	8493	0	0	SOLE	0	8493	0	0
Quantum Cp Dlt & Storag          	COM	QTM           	947	287100	0	0	SOLE	0	287100	0	0
Proshares Tr Ultra Finl          	COM	UYG           	741	11720	0	0	SOLE	0	11720	0	0
Cemex Sa Adr New                 	COM	CX            	697	81045	0	0	SOLE	0	81045	0	0
Johnson Controls Inc             	COM	JCI           	634	15213	0	0	SOLE	0	15213	0	0
Sears Holdings Corp              	COM	SHLD          	519	7261	0	0	SOLE	0	7261	0	0
Omnicom Group Inc                	COM	OMC           	478	9918	0	0	SOLE	0	9918	0	0
Philip Morris Intl Inc           	COM	PM            	402	6016	0	0	SOLE	0	6016	0	0
Vanguard Emerging Market         	COM	VWO           	377	7750	0	0	SOLE	0	7750	0	0
C I T Group Inc Del              	COM	CIT           	371	8387	0	0	SOLE	0	8387	0	0
Potash Corp Sask Inc             	COM	POT           	363	6375	0	0	SOLE	0	6375	0	0
Teva Pharm Inds Ltd Adrf         	COM	TEVA          	362	7500	0	0	SOLE	0	7500	0	0
Apple Computer Inc               	COM	AAPL          	326	970	0	0	SOLE	0	970	0	0
D T E Energy Company             	COM	DTE           	310	6207	0	0	SOLE	0	6207	0	0
Stryker Corp                     	COM	SYK           	226	3845	0	0	SOLE	0	3845	0	0
Chevron Corporation              	COM	CVX           	222	2157	0	0	SOLE	0	2157	0	0
Dow Chemical Company             	COM	DOW           	210	5843	0	0	SOLE	0	5843	0	0
Bristol-Myers Squibb Co          	COM	BMY           	201	6945	0	0	SOLE	0	6945	0	0
Ev Tax Adv Glb Div Incm          	COM	ETG           	153	10000	0	0	SOLE	0	10000	0	0
ION Geophysical Corp.            	COM	IO            	104	11000	0	0	SOLE	0	11000	0	0
Hyperdynamics Corp               	COM	HDY           	43	10000	0	0	SOLE	0	10000	0	0
Nuveen Tax Adv Floating          	COM	JFP           	25	10000	0	0	SOLE	0	10000	0	0
Tuffnell Ltd                     	COM	TUFF          	1	20000	0	0	SOLE	0	20000	0	0
Winning Brands Corp              	COM	WNBD          	0	25000	0	0	SOLE	0	25000	0	0